Operating costs - Number of employees (Details) - employee	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of operating segments [line items]
Number of employees, year end	22,576	23,023	22,132
Average number of employees	22,896	22,705	22,043
UK
Disclosure of operating segments [line items]
Number of employees, year end	5,962	6,517	6,265
Average number of employees	6,227	6,431	6,291
US
Disclosure of operating segments [line items]
Number of employees, year end	16,614	16,506	15,867
Average number of employees	16,669	16,274	15,752